Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases (Details) [Line Items]
Lease liability	$ 2,618,000	$ 2,089,000
Lease liability and right-of-use asset	$ 3,169,000	2,673,000
Description of aforesaid lease agreements ends	The Group leases offices in Ness- Ziona from Africa-Israel for a period of five years under a few different contracts for three different floors used for offices, labs and manufacturing facilities, at the same building. The contractual periods of the aforesaid lease agreements end in August 2021, August 2024 and December 2023. The Group has an option to extend two of the lease agreements for an additional five years for an additional monthly fee (10% increase). The Company expects to extend the lease agreement ended in August 2021 for an additional five years. The Group also leases offices in Hong-Kong. The contractual period of the aforesaid lease agreement ended in February 2021. The Group also leases offices in the U.S. for a contractual period of three years, which ends in August 2023.
Lease payments	$ 1,118,000	1,095,000
Hong-Kong [Member]
Leases (Details) [Line Items]
Lease liability	3,660,000
Lease liability and right-of-use asset	$ 3,078,000
Vehicles [member]
Leases (Details) [Line Items]
Lease liability		106,000
Lease liability and right-of-use asset		$ 91,000